LEMONBREW LENDING ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Lemon Brew Lending Corp [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES

The following table summarizes the recognized amounts of assets acquired and liabilities assumed, total consideration, and cash flow related to the LemonBrew Transaction (in thousands) following the completion of the purchase price allocation:

Balance at December 9, 2022
Recognized amounts of assets acquired
Intangible Assets	529
Goodwill	721
Net Assets Acquired	1,250

Consideration
Cash	800
Common shares issued	450
Total Consideration	1,250

Cash Flow
Total Consideration	(1,250)
Equity-settled share-based payment	450
Cash From Investing Activities	(800)